Related party transactions - Remuneration of directors and key management of the Company (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Related party transactions
Wages	$ 715,753	$ 731,195	$ 1,292,518	$ 1,880,567
Share-based payments - capital stock	71,145	285,602	187,771	285,602
Share-based payments - stock options	37,823	294,637	120,929	362,363
Remuneration of directors and key management of the Company	$ 824,721	$ 1,311,434	$ 1,601,218	$ 2,528,532